As filed with the Securities and Exchange Commission on or about September 4, 2026

Registration Statement File No. 333-215823
Registration Statement File No. 811-08075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 18

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 299
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I
(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Units of Interest in MassMutual ElectrumSM, a flexible premium, adjustable, variable life insurance policy.

PARTS A and B

The Prospectus, dated April 27, 2026, as supplemented, and the Statement of Additional Information, dated April 27, 2026, are incorporated into Parts A and B of this Post-Effective Amendment No. 18 by reference to Registrant’s filing under Rule 485(b) as filed on April 24, 2026.

A supplement dated September 4, 2026 to the Prospectus is included in Part A of this Post-Effective Amendment No. 18.

Supplement dated September 4, 2026

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 27, 2026,

as supplemented, for:

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

and to the Prospectus and Updating Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Addition

Beginning October 9, 2026, the LVIP MFS International Growth Separate Account Division will be available as an investment choice under your policy. The LVIP MFS International Growth Separate Account Division invests in the LVIP MFS International Growth Fund. The following information about the fund is added to Appendix A of the prospectuses:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	LVIP MFS International Growth Fund (Standard Class) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%

*This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

Fund Reorganization

At a meeting held on March 4–5, 2026, the Board of Trustees of the Lincoln Variable Insurance Products Trust approved a proposal to reorganize the LVIP American Century International Fund with and into the LVIP MFS International Growth Fund (the “Reorganization”). The Reorganization is subject to approval by shareholders of the LVIP American Century International Fund. If approved, the Reorganization is expected to occur on or about October 9, 2026 (the “Reorganization Date”). Upon completion of the Reorganization, shareholders of the LVIP American Century International Fund will receive shares of the corresponding class of the LVIP MFS International Growth Fund that are equal in value to the shares of the corresponding class of the LVIP American Century International Fund held immediately before the Reorganization, and the LVIP American Century International Fund will be liquidated and cease operations.

Acquired Fund	Acquiring Fund

LVIP American Century International Fund (Standard Class II)

Adviser: Lincoln Financial Investments Corporation

Sub-Adviser: American Century Investment Management, Inc.

Separate Account Division: LVIP American Century International

LVIP MFS International Growth Fund (Standard Class)

Adviser: Lincoln Financial Investments Corporation

Sub-Adviser: Massachusetts Financial Services Company

Separate Account Division: LVIP MFS International Growth

At any time before the Reorganization, and subject to the terms of your policy, you may change your premium payment allocation instructions or transfer Account Value out of the LVIP American Century International Separate Account Division to another investment option available under your policy.

page 1 of 2	PS26_37

After the close of the New York Stock Exchange on the Reorganization Date, we will automatically transfer all Account Value in the LVIP American Century International Separate Account Division to the LVIP MFS International Growth Separate Account Division. Your Account Value in the LVIP MFS International Growth Separate Account Division immediately after the transfer will equal your Account Value in the LVIP American Century International Separate Account Division immediately before the transfer. The Reorganization is not expected to be a taxable event for Policy Owners. You are not required to take any action in connection with the Reorganization.

Once the Reorganization occurs, the LVIP American Century International Separate Account Division will no longer be available as an investment option. After the Reorganization, any transaction request received in Good Order that refers to the LVIP American Century International Separate Account Division will be treated as referring to the LVIP MFS International Growth Separate Account Division.

After the Reorganization, if you have any automatic program elections or premium payment allocation instructions on file for the LVIP American Century International Separate Account Division, we will treat those elections and instructions as applying to the LVIP MFS International Growth Separate Account Division.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 665-2654 8 a.m.–5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Fund prospectuses are available on our website at www.MassMutual.com

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

iii.

Template for Insurance Products Distribution Agreement (MML Distributors, LLC, Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) (Version 04/15) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (d)	i.	Form of Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
	ii.	Form of Cash Surrender Value Enhancement Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
	iii.	Form of Overloan Protection Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
	iv.	Form of Supplemental Monthly Term Insurance Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
	v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
Exhibit (e)	Application for Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017
Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Not Applicable
Exhibit (h)	i.	Participation, Selling, Servicing Agreements:
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

		i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

b.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

		iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022
v.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022

2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
3.

Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
4.

Distribution Sub-Agreement dated as of April 1, 2021 (Blackrock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		i.	First Amendment effective as of April 23, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
c.	Delaware Funds
1.

Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		ii.	Amendment as of January 1, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		iv.	Amendment No. 3 to Participation Agreement dated July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		ii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		iii.	Amendment No. 3 to Service Agreement dated July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
3.

Delaware Funds Dealer’s Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
d.	Dreyfus Funds

1.

Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.

Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.

Distribution Advanced Market Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Eaton Vance Funds
1.

Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		ii.	Amendment No. 2 dated August 10, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment No.3 effective as of July 14, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated August 10, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

f.	Fidelity® Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

		i.	First Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018
		ii.	Amendment dated January 21, 2019 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019
		iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Amendment dated October 18, 2023 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
		vi.	Amendment dated September 17, 2025 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-255824 filed April 24, 2026
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
g.	Franklin Templeton Funds
1.

Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	Amendment effective April 15, 2001 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
ii.

Amendment No. 2 effective May 1, 2003 (MML Distributors, LLC becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 3 effective June 5, 2007 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iv.	Amendment No. 4 dated October 25, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
v.

Addendum effective as of March 20, 2012 (with MML Distributors, LLC) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		vi.	Amendment effective as of January 15, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		vii.	Amendment No. 6 executed as of August 6, 2014 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		viii.	Amendment No. 7 dated July 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017
		ix.	Amendment No. 8 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021
		x.	Amendment to Participation Agreement dated as of June 25, 2021 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
		xi.	Amendment as of September 1, 2022 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023
		xii.	Amendment No. 11 effective July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Administrative Services Agreement dated May 1, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023

		i.	Amendment No. 1 dated August 10, 2005 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023
		ii.	Amendment No. 2 dated December 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023
		iii.	Amendment No. 3 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023
		iv.	Amendment No. 4 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021

		v.	Amendment No. 5 executed October 4, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		vi.	Amendment dated August 17, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-259818 filed April 25, 2023
		vii.	Amendment No. 7 executed July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
h.	Goldman Sachs Funds
1.

Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022

		i.	Amendment effective November 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022
		ii.	Amendment 2, effective May 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022
		iii.	Amendment 3 effective April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022
		iv.	Amendment 4 effective May 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022
		v.	Amendment No. 5 effective April 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-215823 filed April 28, 2022
		vi.	Amendment No. 6 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017
		vii.	Amendment No. 7 dated October 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on File No. 333-215823 filed April 28, 2021
		viii.	Amendment regarding Rules 30e-3 and 498A as of September 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-50410 filed April 28, 2022
		ix.	Amendment No. 8 to Participation Agreement dated October 2, 2023 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-215823 filed April 25, 2024
		x.	Amendment No. 9 to Participation Agreement dated October 6, 2025 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-215823 filed April 24, 2026
	2.	Service Class Service Agreement dated October 1, 2016 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
i.	Ivy Funds
1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-519818 filed September 27, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment dated May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed April 28, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed April 28, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

j.	Lincoln Funds
1.

Fund Participation Agreement as of May 1, 2023 (Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023

		i.	Amendment effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
		ii.	Amendment No. 2 dated August 1, 2025 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
2.

Administrative Services Agreement as of May 1, 2023 (Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023

		i.	First Amendment to Administrative Services Agreement effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
		ii.	Second Amendment to Administrative Services Agreement effective August 1, 2025 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
	3.	Distribution Services Agreement as of April 29, 2024 (Lincoln Financial Distributors, Inc., MML Investors Services, LLC and MML Strategic Distributors, LLC) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
k.	Lord Abbett Series Funds
1.

Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

3.

Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

l.	MFS® Funds
1.

Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

i.

First Amendment dated October 1, 2020 to the Amended and Restated Participation Agreement dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		ii.	Second Amendment to Participation Agreement dated July 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024
		iii.	Amendment No. 3 to Participation Agreement dated August 11, 2025 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-215823 filed April 24, 2026
2.

Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024

m.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First Amendment to Participation Agreement effective March 17, 2017 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
		ii.	Second Amendment to Participation Agreement effective March 31, 2026 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
n.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
o.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
	2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
p.	T. Rowe Price Funds
1.

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023

i.

Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023

		ii.	Amendment effective May 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
		iii.	Amendment effective January 7, 2008 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
		iv.	Amendment effective March 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
		v.	Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017
		vi.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
vii.

Variable Insurance Funds NSCC Services Supplement dated December 4, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		viii.	Amendment dated April 7, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
		ix.	Amendment to Participation Agreement effective July 11, 2023 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024
		x.	Amendment to Participation Agreement effective August 21, 2025 – Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement File No. 333-22557 filed April 24, 2026

2.

Administrative Fee Letter Agreement effective May 1, 2024 (T. Rowe Price Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024

3.

Supplement to the Variable Insurance Portfolio Administrative Fee Agreement dated May 1, 2024 (T. Rowe Price Associates, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024

4.

Distribution Services Agreement dated September 1, 2016 among T. Rowe Price Investment Services, Inc., Massachusetts Mutual Life Insurance Company MML Investors Services, LLC and MML Distributors, LLC. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Amendment dated December 9, 2021 – Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement File No. 333-49457 filed April 21, 2022
	q.	Voya Funds
1.

Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	Amendment dated May 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ii.	Amendment dated April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment dated September 6, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment dated May 27, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			v.	Amendment dated January 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vi.	Amendment dated December 23, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vii.	Amendment dated June 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017
ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

c.

Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

f.

Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

g.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

h.

MFS®  Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

i.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

j.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

k.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

l.

T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

1.

Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

		2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021
m.

Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable
Exhibit (j)	Not Applicable
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-215823 filed July 22, 2020
Exhibit (l)	Not Applicable
Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:
			•	Company Financial Statements
			•	Separate Account Financial Statements
– Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-215823 filed April 24, 2026
	ii.	a.	Powers of Attorney for:
			•	Roger W. Crandall
			•	Kathleen A. Corbet
			•	James H. DeGraffenreidt, Jr.
			•	Mary Jane Fortin
			•	Isabella D. Goren
			•	Bernard A. Harris, Jr.
			•	Michelle K. Lee
			•	Jeffrey M. Leiden
			•	Laura J. Sen
			•	Amy M. Stepnowski
– Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-255824 filed April 25, 2025
		b.	Powers of Attorney for:
			•	Gregory Giardiello
			•	David H. Long
– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-255824 filed September 4, 2025
		c.	Power of Attorney for:
			•	Michael Thomas Rollings
– Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-255824 filed December 18, 2025
iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable
Exhibit (p)	Not Applicable
Exhibit (q)

SEC Procedures Memorandum dated April 23, 2026, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-215823 filed April 24, 2026

Item 31.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street Springfield, MA 01111	Kathleen A. Corbet, Director 34 Louises Lane New Canaan, CT 06840	Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252
Michael T. Rollings, Director 9625 E AW Tillinghast Road Scottsdale, AZ 85262	James H. DeGraffenreidt, Jr., Director 406 Cedarcroft Road Baltimore, MD 21212	Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070
Jeffrey M. Leiden, Director 127 South Beach Road Hobe Sound, FL 33455	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118	Amy M. Stepnowski 29 Newgate Drive Glastonbury, CT 06033
David H. Long, Director 10 Strawberry Hill Street Dover, MA 02030	Bernard A. Harris, Jr., Director 3333 Allen Parkway, #1709 Houston, Texas 77019

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 10 Fan Pier Boulevard Boston, MA 02210
Julieta Sinisgalli, Treasurer 10 Fan Pier Boulevard Boston, MA 02210	John Rugel, Head of Operations 10 Fan Pier Boulevard Boston, MA 02210
Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Chief of Staff to the Chairman & CEO 1295 State Street Springfield, MA 01111
Mary Jane Fortin, Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210	Sears Merritt, Head of Technology & Experience 10 Fan Pier Boulevard Boston, MA 02210
Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111
Gregory Giardiello, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

– Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 7 to Registration Statement File No. 333-259818 filed on or about September 4, 2026

Item 33.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered  representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold  by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)	MMLIS and MML Distributors are the principal underwriters for this Certificate. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	*
John Vaccaro	Director and Chairman Emeritus	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	*
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	*
David Mink	Vice President and Chief Operations Officer	*
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
Courtney Reid	Chief Compliance Officer	*
James P. Puhala	Deputy Chief Compliance Officer	*
Michael Gilliland	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
Anthony Frogameni	Chief Privacy Officer	*
Linda Bestepe	Vice President	*
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	*
Michael Thomas	Vice President	2 Park Ave New York, NY 10016
Daken Vanderburg	Vice President	*
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
George Randall	Field Risk Officer	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
John Rogan	Regional Vice President	*
Sarah Hedges	Regional Vice President	*
David Smith	Regional Vice President	*
Tanya Wilber	Regional Vice President	*

* 1295 State Street, Springfield, MA 01111-0001

DIRECTORS AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elizabeth Forget	Member Representative	2 Park Ave New York, NY 10016
Douglas Steele	Chief Executive Officer and President	*
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
James P. Puhala	Chief Compliance Officer	*
Vincent Baggetta	Chief Risk Officer	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Stephen Alibozek	Entity Contracting Officer	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Kelly Pirrotta	AML Compliance Officer	*
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable.

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual Electrum (Electrum) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 4th day of September, 2026.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL * Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	September 4, 2026
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	September 4, 2026
GREGORY GIARDIELLO * Gregory Giardiello	Corporate Controller (principal accounting officer)	September 4, 2026
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	September 4, 2026
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	September 4, 2026
ISABELLA D. GOREN * Isabella D. Goren	Director	September 4, 2026
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	September 4, 2026
MICHELLE K. LEE * Michelle K. Lee	Director	September 4, 2026
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	September 4, 2026
DAVID H. LONG * David H. Long	Director	September 4, 2026
MICHAEL THOMAS ROLLINGS * Michael Thomas Rollings	Director	September 4, 2026
LAURA J. SEN * Laura J. Sen	Director	September 4, 2026
AMY M. STEPNOWSKI * Amy M. Stepnowski	Director	September 4, 2026
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney